UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07090 _____________________________________________________

BlackRock California Insured Municipal 2008 Term Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Insured Municipal 2008 Term Trust Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	March 31 , 2005 ____________________________________________

Item 1. Schedule of Investments

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2005

BlackRock California Insured Municipal 2008 Term Trust (BFC)

	Principal
	Amount			Option Call
Rating[1]	(000)			Provisions[2]	Value

			LONG-TERM INVESTMENTS—152.8%
			California—140.6%
AAA	$ 2,635		Alameda Cnty., COP, Ser. A, 3.80%, 12/01/08, MBIA	No Opt. Call	$ 2,720,321
			Anaheim Union High Sch. Dist., GO, Ser. A, FSA,
AAA	1,060		3.50%, 8/01/08	No Opt. Call	1,083,013
AAA	1,250		4.00%, 8/01/09	No Opt. Call	1,298,212
AAA	1,000		Burbank, Elec. Rev., 3.50%, 6/01/09, MBIA	No Opt. Call	1,019,760
			California, GO,
AAA	2,000		5.00%, 6/01/09, MBIA	No Opt. Call	2,151,860
AAA	3,000		5.50%, 4/01/09, MBIA	No Opt. Call	3,275,250
AAA	3,000		5.50%, 2/01/10, MBIA	No Opt. Call	3,304,500
AAA	2,000		6.25%, 9/01/08, FGIC	No Opt. Call	2,211,600
AAA	15,000		6.30%, 9/01/08, MBIA	No Opt. Call	16,611,150
AAA	2,600		Castaic Lake Wtr. Agcy., COP, Wtr. Sys. Impvt. Proj., Ser. A, 7.25%, 8/01/10, MBIA	No Opt. Call	3,102,970
AAA	1,135		Chaffey Cmnty. Coll. Dist., GO, Ser. A, 3.75%, 7/01/09, FSA	No Opt. Call	1,169,061
			Chula Vista, COP, Police Fac. Proj., MBIA,
AAA	1,000		4.00%, 8/01/08	No Opt. Call	1,037,460
AAA	1,000		4.00%, 8/01/09	No Opt. Call	1,038,570
AAA	5,500	[3]	Clovis Unified Sch. Dist., Ser. B, Zero Coupon, 8/01/08, FGIC	ETM	4,965,675
			Dept. of Wtr. Res.,
AAA	10,000		Pwr. Sply. Rev., Ser. A, 3.125%, 5/01/08, FSA	No Opt. Call	10,062,600
AAA	10,000		Pwr. Sply. Rev., Ser. A, 3.375%, 5/01/09, MBIA	No Opt. Call	10,108,100
AAA	1,000		Wtr. Rev., Central Valley Proj., Ser. Z, 4.00%, 12/01/09, FGIC	No Opt. Call	1,041,350
AAA	1,855		El Paso De Robles, GO, Ser. A, Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,604,148
AAA	4,025		Elsinore Valley Mun. Wtr. Dist., COP, Ser. A, 6.00%, 7/01/09, FGIC	No Opt. Call	4,486,788
AAA	1,055		Glendale Unified Sch. Dist., Ser. D, 3.50%, 9/01/09, MBIA	No Opt. Call	1,074,845
AAA	2,000		Hlth. Facs. Fin. Auth., Sutter Hlth. Care Sys. Proj., 5.70%, 8/15/09, MBIA	08/06 @ 102	2,118,140
			Long Beach Bd. of Fin. Auth., Tax Alloc. Rev., Redev. Projs., AMBAC,
AAA	1,245		3.50%, 8/01/08	No Opt. Call	1,270,049
AAA	1,120		3.75%, 8/01/09	No Opt. Call	1,149,658
AAA	13,110		Los Angeles, GO, Ser. A, 3.50%, 9/01/09, MBIA	No Opt. Call	13,356,599
			Los Angeles Cnty.,
AAA	2,910		Asset Leasing Corp. Rev., 5.95%, 12/01/07, AMBAC	No Opt. Call	3,150,657
AAA	8,090		Asset Leasing Corp. Rev., 6.00%, 12/01/08, AMBAC	No Opt. Call	8,950,614
AAA	8,600		Asset Leasing Corp. Rev., 6.05%, 12/01/09, AMBAC	No Opt. Call	9,695,554
AAA	4,405		Met. Trans. Auth. Rev., Spl. Benefit Assmt. Dist. A1, 3.75%, 9/01/08, AMBAC	No Opt. Call	4,531,248
AAA	9,835		Sanitation Dists. Fin. Auth. Rev., Cap. Proj., Ser. A, 4.00%, 10/01/09, FSA	No Opt. Call	10,228,400
AAA	6,000		Los Angeles Dept. of Arpts., Arpt. Rev., LA Intl. Arpt. Proj., Ser. B, 5.00%, 5/15/09, MBIA	No Opt. Call	6,451,080
AAA	3,860		Los Angeles Sanitation Equip., Ser. A, 3.625%, 2/01/09, FSA	No Opt. Call	3,947,776
			Los Angeles Unified Sch. Dist., FSA,
AAA	2,660		Ser. B, 3.00%, 10/01/08	No Opt. Call	2,667,874
AAA	7,500		Ser. F, 3.00%, 7/01/09	No Opt. Call	7,502,775
AAA	1,000		Mount Diablo Unified Sch. Dist., GO, 3.50%, 8/01/08, FSA	No Opt. Call	1,021,710
AAA	1,000		Orange Cnty. Local Trans. Auth., Sales Tax Rev., 6.00%, 2/15/09, MBIA	No Opt. Call	1,107,030
AAA	2,495		Pasadena Unified Sch. Dist., Ser. C, 3.50%, 11/01/08, FSA	No Opt. Call	2,548,817
AAA	2,100		Pub. Wks. Brd., Energy Efficiency Proj., Ser. A, 5.625%, 10/01/08, AMBAC	10/05 @ 102	2,171,484
AAA	3,345		Sacramento City Fin. Auth., City Hall & Redev. Projs., Ser. A, 3.50%, 12/01/08, FSA	No Opt. Call	3,418,724
AAA	1,000		Sacramento City Unified Sch. Dist., 3.50%, 7/01/09, FGIC	No Opt. Call	1,020,130
			Sacramento Mun. Util. Dist., Elec. Rev., Ser. C,
AAA	825	[3]	5.75%, 11/15/07, MBIA	ETM	828,762
AAA	3,750	[3]	5.75%, 11/15/08, FGIC	ETM	3,767,100
AAA	3,950	[3]	5.75%, 11/15/09, MBIA	ETM	3,968,012
AAA	5,000	[3]	San Bernardino Cnty., Trans. Auth., Sales Tax Rev., 6.00%, 3/01/10, FGIC	ETM	5,272,300
			San Diego Cnty.,
AAA	2,360		COP, 5.00%, 2/01/09, AMBAC	No Opt. Call	2,525,625
AAA	11,000		COP, 5.625%, 9/01/12, AMBAC	No Opt. Call	12,372,250
AAA	7,830	[3]	Regl. Trans. Comm., Sales Tax Rev., Ser. A, 6.00%, 4/01/08, MBIA	ETM	7,978,144
AAA	2,500	[3]	Regl. Trans. Comm., Sales Tax Rev., Ser. A, 6.00%, 4/01/08, FGIC	ETM	2,547,300
AAA	12,725		San Diego Pub. Facs. Fin. Auth., Wtr. Rev., 3.00%, 8/01/09, MBIA	No Opt. Call	12,704,258

BlackRock California Insured Municipal 2008 Term Trust (BFC) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)			Provisions[2]	Value

			California—(continued)
AAA	$ 1,250		San Francisco City & Cnty., GO, 4.00%, 6/15/09, FSA	No Opt. Call	$ 1,299,375
AAA	1,000	[3]	San Jose Redev. Agcy., 4.00%, 8/01/09, MBIA	ETM	1,036,520
AAA	1,000		San Mateo Cnty. Cmnty. Coll. Dist., GO, Ser. A, 3.30%, 9/01/08, FGIC	No Opt. Call	1,014,160
			Santa Ana Unified Sch. Dist., GO, Ser. B, FGIC,
AAA	1,000		Zero Coupon, 8/01/08	No Opt. Call	899,900
AAA	2,000		Zero Coupon, 8/01/09	No Opt. Call	1,729,540
AAA	4,030		Santa Barbara Cnty., Local Transp. Auth., Sales Tax Rev., 3.00%, 3/15/09, FSA	No Opt. Call	4,031,451
AAA	2,470		Santa Clara, COP, Ser. B, 3.50%, 2/01/09, AMBAC	No Opt. Call	2,515,102
AAA	4,620		Santa Clara Valley Wtr. Dist., COP, 4.00%, 2/01/09, FGIC	No Opt. Call	4,787,198
AAA	4,665		So. Coast Air Qual. Mgmt. Dist. Bldg. Corp., 4.00%, 8/01/09, AMBAC	No Opt. Call	4,844,929
			Univ. of California,
AAA	2,500		Ser. A, 5.00%, 5/15/09, AMBAC	No Opt. Call	2,687,950
AAA	2,000		Ser. F, 5.00%, 9/01/11, FGIC	09/06 @ 101	2,083,660

					238,569,088

			Puerto Rico—12.2%
			Elec. Pwr. Auth.,
AAA	5,280		Ser. DD, 5.00%, 7/01/09, FSA	07/08 @ 101.5	5,658,312
AAA	7,000		Ser. DD, 5.00%, 7/01/10, FSA	07/08 @ 101.5	7,481,390
AAA	3,000		Ser. KK, 4.50%, 7/01/09, XLCA	No Opt. Call	3,161,850
AAA	4,000		Mun. Fin. Agcy., Ser. A, 5.625%, 8/01/10, FSA	08/09 @ 101	4,408,000

					20,709,552

			Total Long-Term Investments (cost $248,953,231)		259,278,640

			SHORT-TERM INVESTMENTS—7.3%
			California—5.4%
A1+	5,000	[4]	Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. B-2, 2.30%, 4/01/05, FRDD	N/A	5,000,000
A1+	4,100	[4]	Vacaville Multi-Fam. Mtg., Quail Run Proj., Ser. A, 2.23%, 4/06/05, FRWD	N/A	4,100,000

					9,100,000

	Shares
	(000)

			Money Market Fund—1.9%
	3,300		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	3,300,000

			Total Short-Term Investments (cost $12,400,000)		12,400,000

			Total Investments—160.1% (cost $261,353,2315)		$ 271,678,640
			Other assets in excess of liabilities—1.5%		2,489,212
			Preferred shares at redemption value, including dividends payable—(61.6)%		(104,555,942)

			Net Assets Applicable to Common Shareholders—100%		$ 169,611,910

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Services or Fitch’s Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This security is collateralized by U.S. Treasury obligations.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[5]	Cost for Federal income tax purposes is $260,717,599. The net unrealized appreciation on a tax basis is $10,961,041 consisting of $11,275,660 gross unrealized appreciation and $314,619 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 96.8% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
COP	—	Certificate of Participation	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock California Insured Municipal 2008 Term Trust Inc.
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: May 27, 2005

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 27, 2005